Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net earnings	$ 8,233	$ 10,937	$ 7,664
Net change in derivative financial instruments designated as cash flow hedges
Unrealized income, net of taxes of $nil (2022 – $1 million, 2021 – $2 million)	2	4	15
Reclassification to net earnings, net of taxes of $nil (2022 – $1 million, 2021 – $1 million)	(5)	(6)	(7)
Net change in derivative financial instruments designated as cash flow hedges	(3)	(2)	8
Foreign currency translation adjustment
Translation of net investment	(34)	212	(17)
Other comprehensive (loss) income, net of taxes	(37)	210	(9)
Comprehensive income	$ 8,196	$ 11,147	$ 7,655